Commitments and Contingencies - Additional Information (Detail) - USD ($)			1 Months Ended			12 Months Ended
	Jan. 09, 2017	Nov. 30, 2016	Jan. 31, 2022	Jan. 31, 2021	Jan. 31, 2020	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Oct. 19, 2021
Commitments And Contingencies [Line Items]
Additional shares issued pursuant to distribution reinvestment plan, value						$ 19,564,929	$ 15,954,081	$ 16,046,534
Redemptions of common stock, value						$ 390	$ 165	$ 592
Distribution Reinvestment Plan
Commitments And Contingencies [Line Items]
Amendment, suspension or termination period for distribution reinvestment Plan						10 days
Sales commissions, dealer manager fee, or stockholder servicing fee payable						$ 0
Distribution Reinvestment Plan | Maximum
Commitments And Contingencies [Line Items]
Additional shares issued pursuant to distribution reinvestment plan, value		$ 100,900,000
Share Redemption Program
Commitments And Contingencies [Line Items]
Amendment, suspension or termination period of share						30 days
Net asset value per share and redemption price									$ 15.08
Maximum weighted-average number of shares outstanding percentage						5.00%
Redemptions of common stock (in shares)						400,000	200,000	4,900,000
Redemptions of common stock, value				$ 700,000	$ 400,000	$ 5,600,000	$ 2,000,000.0	$ 500,000
Share Redemption Program | Subsequent Event
Commitments And Contingencies [Line Items]
Redemptions of common stock, value			$ 1,700,000
Operating Partnership Redemption Rights
Commitments And Contingencies [Line Items]
Number of shares issuable upon conversion of partnership units						1
Requisite minimum outstanding period for conversion eligibility						1 year
Class A and Class T Common Stock | Distribution Reinvestment Plan
Commitments And Contingencies [Line Items]
Estimated value per share under distribution reinvestment plan									$ 15.08
Class A Common stock | Distribution Reinvestment Plan
Commitments And Contingencies [Line Items]
Shares issued pursuant to distribution reinvestment plan	1,100,000			6,900,000
Class T Common stock | Distribution Reinvestment Plan
Commitments And Contingencies [Line Items]
Shares issued pursuant to distribution reinvestment plan	100,000					1,000,000.0
Redeemable Common Stock | Share Redemption Program
Commitments And Contingencies [Line Items]
Redemptions of common stock, value						$ 3,900,000	$ 1,300,000	$ 4,500,000